Impact on Company's Balance Sheet (Detail) (Calpeco, CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Calpeco
Business Acquisition, Impact on Operating Results [Line Items]
Elimination of noncontrolling interest (net of intercompany balance of $1,297 with Emera)	33,726
Noncontrolling interest portion of currency translation adjustment transferred to AOCI	1,397
Accumulated deficit	3,633
Exercise of subscription receipts	38,756